Subsequent Events	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
SUBSEQUENT EVENTS [Text Block]
NOTE 23: SUBSEQUENT EVENTS
   On February 13, 2012, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2011 of $0.05 per common share payable on April 5, 2012 to stockholders of record as of March 22, 2012.  The declaration and payment of any further dividends remains subject to the discretion of the Board and will depend on, among other things, Navios Acquisition's cash requirements as measured by market opportunities and restrictions under its credit agreements and other debt obligations and such other factors as the Board may deem advisable.

  On January 20, 2012, Navios Acquisition took delivery of the Nave Estella, a 75,000 dwt LR1 product tanker, from a South Korean shipyard.  The vessel is chartered-out at net daily charter rate of $12 per day for a period of three years plus two one year options.  The charter contract also provides for profit sharing.

   In January 2012, Navios Acquisition concluded the acquisition of three new build MR2 product tankers scheduled to be delivered from a South Korean shipyard in the second, third and fourth quarter of 2014, respectively.